AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 89.1%
Asset-Backed Securities — 6.0%
Automobiles — 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		2,956	$2,929,650
Series 2020-02, Class D
2.130%	03/18/26		200	187,667
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		1,800	1,685,178
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,069,344
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,103,893
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		999	986,386
Series 2020-03A, Class D
1.730%	07/15/26		200	193,321
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,385,959
Series 2022-01A, Class E, 144A
5.020%	10/15/29		5,600	4,959,443
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,390,733
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,200	2,045,685
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	11,926,673
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,318,039
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,427,158
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class C, 144A
1.480%	08/15/25		100	96,539
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		1,200	1,072,488
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	13,550,486
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	427,119
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		4,435	4,058,773
Series 2021-01A, Class C, 144A
2.050%	12/26/25		400	360,173
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,042,062
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		504	484,818
Series 2021-02, Class D, 144A
1.138%	12/26/28		332	317,939
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02, Class E, 144A
2.280%	12/26/28		933	$898,351
Series 2021-03, Class D, 144A
1.009%	02/26/29		1,726	1,637,264
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,009,430
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		10,526	9,999,728
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	559,500
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,073,410
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,611,959
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		409	401,955
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		1,883	1,873,518
Series 2020-02, Class D
2.220%	09/15/26		300	292,936
Series 2020-03, Class D
1.640%	11/16/26		1,200	1,161,382
Series 2021-01, Class D
1.130%	11/16/26		6,210	5,938,467
Series 2021-02, Class D
1.350%	07/15/27		4,732	4,459,053
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		230	221,626
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		5,450	4,937,088
				121,095,193
Collateralized Debt Obligation — 0.2%
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
3.634%(c)	02/19/37		9,800	9,494,172
Consumer Loans — 1.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	2,115	1,434,819
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	174,117
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		13,064	12,708,739
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	3,809,278
Series 2021-01A, Class B, 144A
2.470%	11/20/31		250	197,614
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2021-02A, Class C, 144A
3.090%	04/20/32		2,600	$1,972,391
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		3,056	2,999,891
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	386,113
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,262,289
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		8,243	8,210,600
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,300	1,223,461
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		3,616	3,357,304
Series 2021-A, Class B, 144A
1.760%	03/08/28		900	827,266
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		12,765	12,688,488
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	5,964,918
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		1,700	1,586,467
Series 2021-01, Class C, 144A
1.610%	09/25/30		2,300	2,079,967
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,096,810
				69,980,532
Credit Cards — 0.4%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
2.943%(c)	03/15/29	GBP	2,216	2,445,939
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
3.768%(c)	03/15/29		2,059	2,027,539
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
2.773%(c)	07/15/29	GBP	400	437,132
Series 2021-02A, Class A2, 144A, SOFR + 0.950% (Cap N/A, Floor 0.000%)
3.618%(c)	07/15/29		400	392,196
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.668%(c)	11/15/29		10,000	9,740,800
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/28	GBP	8,444	$9,362,132
				24,405,738
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		11,140	10,219,841
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	05/25/34		447	411,928
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
3.909%(c)	08/25/33		6	6,280
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
4.584%(c)	03/25/43		249	237,557
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
3.564%(c)	01/25/34		623	587,585
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46		475	202,517
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
4.164%(c)	04/25/34		339	324,432
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/34		374	349,257
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.984%(c)	04/25/34		371	353,668
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
3.804%(c)	07/25/34		83	81,077
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	06/25/33		130	128,782
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
4.104%(c)	10/25/33		49	47,894
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
4.659%(c)	11/25/32		23	22,517

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	08/25/33		407	$394,836
				3,148,330
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		1,446	1,417,611
Other — 0.4%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
5.434%(c)	04/25/23		3,980	3,813,642
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		22,027	20,409,315
				24,222,957
Residential Mortgage-Backed Securities — 0.4%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
3.669%(c)	03/25/36		342	339,308
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	02/25/34		107	96,692
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	10/25/34		301	289,990
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
3.744%(c)	11/25/32		185	180,618
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	11/25/34		185	183,118
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
3.923%(cc)	05/25/35		10	9,278
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.468%(c)	11/25/60	EUR	5,825	5,362,853
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
5.559%(c)	06/25/34		167	163,401
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
4.929%(c)	01/25/35		312	$303,742
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.085%(c)	09/27/75	EUR	8,881	8,329,802
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.384%(c)	09/25/34		956	911,786
TFS (Spain),
Series 2018-03
0.000%	04/16/40^	EUR	—(r)	1,936
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.619%(c)	04/16/23^	EUR	7,847	7,314,013
				23,486,537
Student Loans — 0.9%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		3,523	3,032,261
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,763	2,566,122
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		457	447,717
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		449	405,547
Series 2020-GA, Class A, 144A
1.170%	09/16/69		655	585,882
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		10,129	9,588,079
Series 2019-D, Class 1PT, 144A
3.085%(cc)	01/16/46		12,123	11,337,180
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		9,687	8,825,525
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,075	4,754,041
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		8,612	8,029,374
				49,571,728

Total Asset-Backed Securities (cost $348,552,955)				337,042,639
Commercial Mortgage-Backed Securities — 17.4%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35		3,100	2,982,020

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	4,200	$4,007,157
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	17,100	13,651,522
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.193%(cc)	05/15/49	4,200	3,827,654
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,400	12,327,365
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	1,825,492
Series 2018-BN13, Class A4
3.953%	08/15/61	7,751	7,225,678
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	1,243,698
Series 2019-BN20, Class A2
2.758%	09/15/62	9,916	8,529,196
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,492,977
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	2,828,190
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,697,895
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,339,145
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	22,337,498
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,023,859
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	436,653
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	356,168
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,286,412
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	428,118
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
3.540%(c)	03/15/37	2,300	2,164,595
Series 2019-C03, Class A3
3.319%	05/15/52	2,625	2,349,195
Series 2019-C04, Class A4
2.661%	08/15/52	10,106	8,709,766
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	860,206
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	25,161,409
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,071,902
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,602,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-B13, Class A3
2.701%	08/15/57	5,905	$5,012,436
Series 2019-B14, Class A3
3.090%	12/15/62	950	870,241
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,367,851
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	13,833,787
Series 2020-B22, Class A4
1.685%	01/15/54	3,700	2,889,835
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,312,878
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	23,348,196
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	09/15/38	11,000	10,411,799
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.518%(c)	09/15/38	2,650	2,472,765
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
5.168%(c)	09/15/38	7,960	7,436,834
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.818%(c)	10/15/36	952	913,711
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.118%(c)	10/15/36	16,533	15,829,012
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
5.468%(c)	10/15/36	10,884	10,393,695
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
5.638%(c)	12/15/38	32,500	30,301,905
Series 2021-VOLT, Class XCP, IO, 144A
2.176%(cc)	09/15/36	329,370	19,795
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
5.545%(c)	01/15/39	22,900	21,603,620
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
5.545%(c)	01/15/39	9,900	9,280,438
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,412,142
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	16,273,560
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	2,766	2,524,366
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,552,598

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	$14,670,852
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	29,052	26,479,452
Series 2016-C07, Class A2
3.585%	12/10/54	8,890	8,306,410
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	14,346,470
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	4,667	4,617,324
Series 2015-GC27, Class XB, IO
0.355%(cc)	02/10/48	76,865	443,211
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,277,122
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	4,917,617
Series 2017-C04, Class A3
3.209%	10/12/50	6,726	6,151,524
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,693,792
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	5,812,488
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	4,499	4,444,044
Series 2014-CR20, Class A3
3.326%	11/10/47	9,651	9,306,504
Series 2014-UBS04, Class A3
3.430%	08/10/47	1,464	1,462,944
Series 2014-UBS06, Class A4
3.378%	12/10/47	6,693	6,400,234
Series 2015-CR25, Class A3
3.505%	08/10/48	11,502	10,917,957
Series 2015-CR26, Class A3
3.359%	10/10/48	2,679	2,549,867
Series 2015-DC01, Class A4
3.078%	02/10/48	10,280	9,934,441
Series 2015-LC21, Class A3
3.445%	07/10/48	17,099	16,334,250
Series 2015-LC23, Class A3
3.521%	10/10/48	29,242	27,848,838
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	17,381,478
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	2,920,299
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.968%(c)	05/15/36	4,075	3,936,629
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,484,190
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	702,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	$10,004,828
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	4,793,057
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,552,056
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,165,073
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.705%(c)	05/15/35	3,097	2,955,691
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	1,093,698
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	969,560
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	21,681	19,741,966
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,478,917
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	11,807	9,473,554
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)
5.485%(c)	11/15/38	7,750	7,108,430
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.835%(cc)	09/25/24	1,502	15,428
Series K052, Class X1, IO
0.773%(cc)	11/25/25	60,810	976,113
Series K055, Class X1, IO
1.482%(cc)	03/25/26	12,053	452,227
Series K058, Class X1, IO
1.045%(cc)	08/25/26	195,454	5,669,645
Series K097, Class X1, IO
1.218%(cc)	07/25/29	40,587	2,396,036
Series K098, Class X1, IO
1.268%(cc)	08/25/29	8,928	550,995
Series K101, Class X1, IO
0.948%(cc)	10/25/29	379	17,569
Series K115, Class X1, IO
1.429%(cc)	06/25/30	51,997	4,073,436
Series K121, Class X1, IO
1.120%(cc)	10/25/30	242	14,747
Series K122, Class X1, IO
0.973%(cc)	11/25/30	15,360	826,999
Series K131, Class X1, IO
0.830%(cc)	07/25/31	162,608	8,099,601
Series K736, Class X1, IO
1.414%(cc)	07/25/26	2,010	77,781

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K741, Class X1, IO
0.656%(cc)	12/25/27	2,009	$48,879
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	31,302	2,491,421
Series Q001, Class XA, IO
2.119%(cc)	02/25/32	8,730	686,037
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	1,174,455	3,629,067
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,042,755	3,679,153
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51	1,550	1,429,250
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	3,748	3,585,737
Series 2015-GC34, Class A3
3.244%	10/10/48	8,153	7,683,862
Series 2015-GS01, Class A2
3.470%	11/10/48	10,000	9,482,929
Series 2017-GS06, Class A2
3.164%	05/10/50	18,201	16,671,344
Series 2019-GC42, Class A3
2.749%	09/01/52	15,920	13,594,394
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	5,788,970
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	9,605,219
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	768,284
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	296,638
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	2,463	2,396,314
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,708,637
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,297	1,199,337
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,576	1,428,697
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	5,837,305
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	510	416,061
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,450	2,243,505
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)
5.419%(c)	04/15/38		12,200	$11,325,565
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
5.456%(c)	01/15/27		5,733	5,330,986
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46		7,210	7,139,453
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		10,000	9,436,000
Series 2016-BNK02, Class A3
2.791%	11/15/49		2,800	2,523,336
Series 2016-UB12, Class A4
3.596%	12/15/49		3,348	3,089,882
Series 2017-H01, Class A4
3.259%	06/15/50		25,000	22,989,040
Series 2017-H01, Class XB, IO
0.839%(cc)	06/15/50		175,741	4,428,181
Series 2019-H07, Class A3
3.005%	07/15/52		5,625	4,853,991
Series 2021-L05, Class A3
2.438%	05/15/54		3,270	2,676,021
Series 2021-L05, Class A4
2.728%	05/15/54		1,432	1,185,547
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,355,211
Series 2021-L07, Class A4
2.322%	10/15/54		16,100	12,711,800
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.568%(c)	01/15/36		625	587,181
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
4.766%(c)	10/15/36		17,991	16,115,932
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	199,032
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
3.461%(c)	08/17/31	GBP	286	306,181
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
3.711%(c)	08/17/31	GBP	382	399,304
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
4.061%(c)	08/17/31	GBP	19,287	19,843,791
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		1,918	1,740,883

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C12, Class A4
4.030%	08/15/51	7,918	$7,337,482
Series 2019-C16, Class A3
3.344%	04/15/52	6,897	6,108,747
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46	3,981	3,948,961
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	2,511	2,453,754
Series 2015-LC20, Class A4
2.925%	04/15/50	11,927	11,277,728
Series 2015-NXS04, Class A3
3.452%	12/15/48	15,387	14,524,266
Series 2016-C35, Class A3
2.674%	07/15/48	4,354	3,975,793
Series 2016-LC24, Class A3
2.684%	10/15/49	1,437	1,305,606
Series 2017-C38, Class A4
3.190%	07/15/50	6,443	5,895,014
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,219,493
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,277,996
Series 2017-RB01, Class A4
3.374%	03/15/50	3,958	3,692,201
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,610,542
Series 2019-C52, Class A4
2.643%	08/15/52	6,439	5,511,463
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,054,366
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,353,362
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
7.318%(c)	05/15/31	8,900	8,256,429

Total Commercial Mortgage-Backed Securities (cost $1,012,948,398)			982,387,159
Corporate Bonds — 34.9%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,685,126
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,225,712
3.625%	02/01/31(a)	32,710	27,118,003
3.750%	02/01/50	660	426,294
3.825%	03/01/59	1,540	920,714
3.950%	08/01/59	2,455	1,532,297
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	651	616,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
6.950%	01/17/28	455	$427,074
Gtd. Notes, 144A
6.950%	01/17/28(a)	860	807,218
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	27	26,963
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,015	949,739
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	13,010	10,264,199
			47,000,080
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	8,565	5,400,171
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	6,085	5,343,101
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	3,560	3,386,757
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	415	386,041
			14,516,070
Airlines — 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	354	315,711
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	245	231,305
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	15,674,980
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	972	919,779
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,306	1,150,499
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30(a)	1,071	907,864
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	850	734,610
			19,934,748

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.6%
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	$2,206,430
5.150%	04/01/38	625	506,220
6.250%	10/02/43	21,525	18,735,930
6.600%	04/01/36	20	18,685
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	1,605	1,595,481
4.300%	07/13/25	875	836,676
Sr. Unsec’d. Notes
2.900%	02/26/25	265	248,343
3.600%	06/21/30	7,485	6,063,566
5.650%	01/17/29	315	298,148
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	5,585	3,992,168
			34,501,647
Auto Parts & Equipment — 0.0%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)	3,480	2,811,861
Banks — 11.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)(a)	735	694,575
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	930,020
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	6,600	5,704,643
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24	872	859,084
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	6,875	6,458,442
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	32,620	26,930,243
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,250	993,061
2.687%(ff)	04/22/32	1,900	1,480,551
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,095	3,050,383
2.496%(ff)	02/13/31	10,360	8,177,998
2.676%(ff)	06/19/41	500	322,336
3.194%(ff)	07/23/30	2,435	2,050,824
3.824%(ff)	01/20/28	2,725	2,509,656
4.078%(ff)	04/23/40	14,560	11,544,473
4.083%(ff)	03/20/51	9,280	6,945,763
4.271%(ff)	07/23/29	1,070	976,176
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,425	31,515,704
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
6.110%	01/29/37	2,430	$2,350,190
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,029,566
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,785,220
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	11,025	8,187,105
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29(a)	1,855	1,670,227
Sub. Notes
4.836%	05/09/28	1,090	964,497
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	4,855	4,168,422
1.675%(ff)	06/30/27	1,840	1,565,535
1.904%(ff)	09/30/28	5,100	4,105,515
2.159%(ff)	09/15/29	7,225	5,659,556
2.219%(ff)	06/09/26	2,685	2,416,316
2.591%(ff)	01/20/28	4,457	3,834,683
2.871%(ff)	04/19/32	1,565	1,186,167
3.132%(ff)	01/20/33	2,835	2,160,159
3.375%	01/09/25	520	494,159
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32	500	365,237
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	285	250,779
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,075	1,022,944
4.875%	04/01/26	365	348,306
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	10,734,212
2.572%(ff)	06/03/31	25,355	19,972,183
2.666%(ff)	01/29/31	16,065	12,826,236
3.057%(ff)	01/25/33	4,240	3,343,551
3.668%(ff)	07/24/28	675	609,924
3.700%	01/12/26	655	619,713
3.785%(ff)	03/17/33	2,210	1,853,819
3.887%(ff)	01/10/28	2,335	2,150,758
4.075%(ff)	04/23/29	42,831	38,789,123
Sub. Notes
4.125%	07/25/28	15	13,553
4.600%	03/09/26	1,105	1,068,449
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,076,084
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	840	782,046
3.800%	06/09/23	3,530	3,464,545
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	6,443,001
3.091%(ff)	05/14/32	1,190	833,553

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	1,945	$1,574,076
Sr. Unsec’d. Notes, SOFR + 1.219%
3.893%(c)	11/16/27	2,560	2,262,486
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes
7.250%	10/23/23	800	740,000
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	1,980	1,970,870
3.450%	07/27/26	2,995	2,727,127
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	6,210	6,147,087
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,312,569
2.383%(ff)	07/21/32	9,820	7,417,960
2.600%	02/07/30	795	641,166
2.615%(ff)	04/22/32	4,370	3,387,738
2.650%(ff)	10/21/32	2,680	2,053,352
3.500%	04/01/25(a)	435	415,980
3.750%	02/25/26	1,335	1,265,546
3.800%	03/15/30(a)	1,975	1,713,480
3.814%(ff)	04/23/29	4,250	3,778,815
3.850%	01/26/27	3,205	2,987,896
4.017%(ff)	10/31/38	14,830	11,759,940
4.223%(ff)	05/01/29	13,345	12,152,385
Sub. Notes
5.150%	05/22/45	2,552	2,128,329
6.750%	10/01/37	540	539,570
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	428,548
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	600,319
3.550%	04/09/24	455	443,474
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,970	3,569,129
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	16,219,072
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)	10,902	10,852,928
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)(a)	565	465,807
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	16,085	11,900,279
2.069%(ff)	06/01/29	8,300	6,738,201
2.525%(ff)	11/19/41	43,066	26,977,147
2.545%(ff)	11/08/32	1,620	1,231,504
2.580%(ff)	04/22/32	9,460	7,321,111
2.950%	10/01/26(a)	755	692,514
2.963%(ff)	01/25/33	450	354,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.509%(ff)	01/23/29	1,145	$1,014,309
3.782%(ff)	02/01/28	1,715	1,572,855
3.960%(ff)	01/29/27	545	514,232
3.964%(ff)	11/15/48	3,780	2,830,432
4.005%(ff)	04/23/29	6,715	6,073,648
4.260%(ff)	02/22/48	3,550	2,796,196
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23(a)	790	788,080
3.750%	01/11/27	1,295	1,190,434
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,180	1,180,010
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	4,880,150
2.699%(ff)	01/22/31	60,170	48,711,276
3.772%(ff)	01/24/29	1,220	1,099,381
3.875%	01/27/26	1,285	1,225,820
4.431%(ff)	01/23/30	7,195	6,620,695
5.597%(ff)	03/24/51	9,075	8,692,942
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	2,950	2,258,038
2.943%(ff)	01/21/33	5,675	4,485,377
3.125%	07/27/26	2,760	2,543,742
3.591%(ff)	07/22/28	695	627,325
3.971%(ff)	07/22/38	480	382,845
Sub. Notes, GMTN
4.350%	09/08/26	3,820	3,647,995
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	1,140	1,108,144
4.892%(ff)	05/18/29	4,195	3,813,968
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,350	1,145,796
2.797%(ff)	01/19/28	5,880	4,965,917
2.889%(ff)	06/09/32	660	481,818
3.337%(ff)	01/21/33	3,555	2,653,929
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	16,080	15,672,263
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	5,070	4,842,264
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	6,496,093
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	2,615	2,166,416
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	555	475,900
3.127%(ff)	06/03/32	425	301,838

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	$21,477,792
2.572%(ff)	02/11/31	27,640	22,122,963
2.879%(ff)	10/30/30	27,055	22,271,743
			638,192,733
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,500	2,253,862
4.900%	02/01/46	13,610	11,795,633
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39	4,245	4,028,334
5.550%	01/23/49	1,085	1,020,650
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31(a)	1,015	778,695
			19,877,174
Building Materials — 0.2%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	1,690	1,511,821
4.300%	07/15/47	8,085	6,006,420
4.400%	01/30/48	1,715	1,282,871
			8,801,112
Chemicals — 0.8%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	323,433
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30	665	534,527
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	5,300	4,798,111
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	825,499
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,051	990,436
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,429,181
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,480	1,258,695
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	10,100	6,950,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,293	$1,301,769
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23(a)	693	688,352
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)	4,105	3,848,437
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	148,734
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	476	355,751
4.500%	10/22/25	479	456,038
5.125%	06/23/51	419	263,132
5.625%	04/25/24	777	770,347
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	1,311	1,103,698
2.875%	05/11/31(a)	1,242	903,012
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,255	5,215,587
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	1,183	1,038,657
5.875%	03/27/24	8,780	8,450,750
6.500%	09/27/28	1,030	915,578
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30	2,045	1,646,225
			44,216,159
Commercial Services — 0.5%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	165	103,313
4.700%	11/01/2111	220	183,405
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	1,558	1,350,396
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	12,861	11,832,068
3.800%	11/01/25	3,545	3,349,715
4.500%	02/15/45	625	465,861
7.000%	10/15/37	2,100	2,202,188
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	158,832
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,775	1,657,143

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	$521,318
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,775	1,493,051
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	2,925	2,101,619
4.678%	07/01/2114	1,869	1,594,912
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	210	136,753
3.150%	07/15/46	1,030	791,927
3.300%	07/15/56	120	89,349
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	186,600
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	64,521
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	60,362
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	46,358
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	812,989
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,251,436
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	472,483
			30,926,599
Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	545,746
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	200	182,344
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	1,690	1,656,557
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39	2,750	2,962,688
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	3,830	3,661,276
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	345	329,229
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		9,020	$6,542,882
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,242,262
2.710%	01/22/29(a)		7,920	6,442,057
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		1,900	1,585,075
6.150%	12/06/28		200	195,725
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		680	659,586
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	888,121
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26(a)		6,444	5,566,534
				32,460,082
Electric — 1.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,130,153
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	802,678
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	690,271
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		590	473,752
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,510	1,304,368
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		2,663	1,916,195
4.688%	05/15/29		7,063	5,885,686
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	356,767
4.000%	03/01/48		775	621,145
4.350%	11/15/45		1,080	901,536
6.450%	01/15/38		715	757,126
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	773,885
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		1,245	1,014,731
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	369,934

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	$2,877,448
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	5,788,249
Sr. Unsec’d. Notes
2.650%	09/01/26(a)	1,385	1,256,470
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	520,710
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73	900	895,571
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	1,993,441
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,857	2,527,195
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	600	566,737
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	744,504
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	745,945
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	407,301
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,330,867
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,925,649
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,596	1,403,642
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,154,658
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	2,794,159
2.450%	12/02/27	2,625	2,154,021
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	813,769
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	494,832
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	963,126
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		11,630	$9,965,347
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,625,915
First Ref. Mortgage
4.800%	10/15/43		910	801,445
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	53,403
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	632,821
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	1,671,206
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,008,934
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	293,339
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		1,935	1,539,874
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,075	4,440,187
Southern Co. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 3.630%
6.923%(c)	03/15/57		342	337,005
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	303,038
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	5,610,707
				82,639,742
Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	6,350,568
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	386,320
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,205	1,805,344
4.250%	10/31/26		1,461	1,285,680
5.500%	07/31/47		2,615	1,620,515
				5,097,859

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	4,755	$3,559,092
5.141%	03/15/52	4,405	3,200,928
5.391%	03/15/62	2,205	1,598,369
			8,358,389
Foods — 0.5%
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)	4,120	3,287,874
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32(a)	3,485	2,540,935
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	4,536	4,190,130
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	920	758,918
4.875%	10/01/49	11,740	9,699,376
5.200%	07/15/45	825	717,322
5.500%	06/01/50	194	175,078
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	649,491
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	5,350	4,291,675
5.875%	09/30/27	2,425	2,357,693
			28,668,492
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	225	219,825
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,295,547
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,256,596
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	2,590	2,020,200
			4,792,168
Gas — 0.1%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	397,828
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,080	1,828,887
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,550	$1,238,682
				3,465,397
Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)		5,675	4,723,525
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	2,755	1,783,532
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	644,365
1.625%	10/15/50	EUR	915	539,239
2.250%	03/07/39	EUR	445	342,243
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	389,638
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	884,331
1.875%	10/01/49	EUR	885	543,362
				9,850,235
Healthcare-Services — 1.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	76,767
4.272%	08/15/48		1,320	1,117,542
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,183,363
3.008%	06/15/50		2,445	1,646,285
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	861,041
6.750%	12/15/37		2,170	2,209,629
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	266,334
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	629,948
3.106%	11/15/39		2,480	1,864,589
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		300	243,125
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		1,190	925,288
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		415	350,702
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		8,230	7,837,386

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	$2,838,322
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51	1,845	1,145,968
4.125%	06/15/29	5,335	4,701,378
4.500%	02/15/27	10,265	9,610,162
5.000%	03/15/24	3,380	3,357,163
5.125%	06/15/39	3,565	2,990,205
5.375%	02/01/25	1,405	1,388,461
5.625%	09/01/28	42	40,130
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	7,560	5,946,979
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	902,944
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,168,448
Gtd. Notes, Series 2019
3.266%	11/01/49	80	56,689
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	673,269
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,269,604
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	70	58,194
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,953,685
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,067,907
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	580,721
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	682,397
4.763%	08/01/2116	370	315,532
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,579,132
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,089,425
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	171,314
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	1,020	721,997
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48		150	$131,280
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52		2,155	1,355,350
Sec’d. Notes, Series 2042
2.719%	01/01/42		2,720	1,815,004
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		2,686	2,166,741
3.500%	03/30/25		1,650	1,586,147
5.750%	01/30/40		1,126	1,098,648
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)		355	303,344
Sec’d. Notes, Series 2019
3.372%	11/15/51		235	163,283
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		740	539,246
4.625%	11/15/41		2,575	2,307,544
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		315	280,333
				88,268,945
Insurance — 0.9%
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	826,113
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		1,185	1,051,212
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	376,149
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	1,867,606
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,480	14,241,440
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	1,410	1,347,661
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	24,173,199
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	726,965
7.000%	06/15/40		1,625	1,693,010
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	993,314

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
5.000%	03/30/43		250	$215,965
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	411,963
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	67,793
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	539,397
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,599,096
6.850%	12/16/39		84	91,984
				51,222,867
Internet — 0.2%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27(a)		1,840	1,628,170
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	10,825	7,396,624
				9,024,794
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	110,228
3.450%	04/15/30		805	680,262
				790,490
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,810	1,503,205
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		3,915	3,764,922
Sr. Unsec’d. Notes, SOFR Index + 1.050%
3.143%(c)	10/01/23		4,900	4,900,000
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,610	1,457,049
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25		2,600	2,327,000
5.900%	08/08/28		200	167,500
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		1,068	715,560
				14,835,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	$2,882,519
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	945	878,595
			3,761,114
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	455,617
3.900%	06/01/52	24,435	15,245,851
5.050%	03/30/29	7,445	6,839,023
5.375%	05/01/47	1,805	1,389,923
6.384%	10/23/35	6,090	5,611,683
6.484%	10/23/45	5,775	5,102,038
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	3,954,105
3.950%	10/15/25	670	651,705
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,292,145
3.150%	08/15/24	845	809,421
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	2,044	1,216,912
5.300%	05/15/49	14,345	10,737,591
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45	12,660	8,564,540
			63,870,554
Mining — 0.3%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	348,478
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	4,691,048
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,005	2,486,638
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	856,888
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	8,815	6,830,866
			15,213,918

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)	5,450	$4,211,720
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	765	761,318
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	713,110
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,238	1,234,626
			2,709,054
Oil & Gas — 3.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	2,355	1,848,708
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	840	762,689
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	11,465	10,533,469
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	2,760	2,741,111
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	244,807
5.250%	06/15/37	15,835	13,871,384
5.400%	06/15/47	1,165	996,580
6.750%	11/15/39	298	295,704
6.800%	09/15/37	1,935	1,926,291
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,120,584
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	141,495
4.300%	11/15/44	580	481,989
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	485	482,353
Gtd. Notes, 144A
2.268%	11/15/26	745	636,687
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,700	2,423,614
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	24,397,686
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	5,659	5,615,369
6.875%	04/29/30	3,849	3,233,160
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		3,365	$3,163,100
4.875%	03/30/26(a)		2,661	2,374,943
5.375%	03/30/28		5,540	4,736,700
5.875%	03/30/31		140	115,500
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	233,529
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		5,325	4,160,972
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		2,288	2,120,701
4.750%	04/19/27		200	166,600
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		876	822,242
6.500%	06/30/27		1,025	944,602
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	15,157,918
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24		16	16,118
6.625%	01/16/34	GBP	3,660	3,270,025
7.375%	01/17/27(a)		1,969	2,020,686
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	1,515	1,570,837
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		1,088	934,592
4.750%	02/26/29	EUR	7,723	5,222,559
5.350%	02/12/28		900	681,660
5.950%	01/28/31		4,553	3,064,624
6.350%	02/12/48		4,162	2,221,051
6.375%	01/23/45		1,618	890,709
6.490%	01/23/27(a)		4,297	3,579,831
6.500%	03/13/27		5,657	4,737,172
6.500%	01/23/29(a)		2,735	2,092,549
6.625%	06/15/35		134	85,090
6.840%	01/23/30(a)		3,303	2,454,129
6.875%	10/16/25		131	122,911
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,000	689,281
3.750%	02/21/24	EUR	1,625	1,519,223
4.875%	02/21/28	EUR	7,045	5,066,142
5.125%	03/15/23	EUR	345	336,004
Gtd. Notes, MTN
4.625%	09/21/23		2,937	2,852,268
6.750%	09/21/47		461	255,855
6.875%	08/04/26(a)		1,436	1,288,020
Phillips 66 Co.,
Gtd. Notes, 144A
3.605%	02/15/25		985	946,143

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,690	$1,294,159
2.150%	01/15/31	6,545	5,044,625
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	1,165	1,016,463
3.125%	07/12/41	2,255	1,636,707
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	168,163
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	13,275	10,372,899
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	814	809,596
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	270	190,115
6.500%	06/15/38	1,108	1,097,556
6.800%	05/15/38	1,385	1,432,028
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	970,556
			176,700,833
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,221,846
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	6,297	5,692,975
4.000%	12/21/25	246	237,105
			7,151,926
Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	1,190,901
4.050%	11/21/39	22,335	18,087,968
4.250%	11/21/49	4,495	3,606,857
4.500%	05/14/35	6,630	5,915,378
4.550%	03/15/35	3,945	3,544,431
4.700%	05/14/45	1,745	1,482,456
4.850%	06/15/44	165	143,894
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	451,068
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.200%	07/15/34	750	629,011
4.250%	12/15/25	1,875	1,797,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	870	$581,172
4.125%	06/15/39(a)	2,070	1,807,624
4.625%	05/15/44	675	604,855
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	1,080	994,376
4.375%	10/15/28	1,150	1,086,028
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,530,235
3.400%	03/15/51	12,170	8,313,189
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	21,460	14,029,083
3.250%	08/15/29	10,170	8,902,613
4.780%	03/25/38	90	78,878
5.050%	03/25/48	390	343,330
5.300%	12/05/43	1,160	1,041,299
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,602,814
Gtd. Notes, 144A
3.125%	01/15/23	600	597,263
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	531,135
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	7,345	5,164,085
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	26,215	16,297,708
4.000%	06/22/50	1,970	1,177,141
			101,532,625
Pipelines — 1.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,128,156
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,478,464
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	134,632
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	3,719,793
5.000%	05/15/50	2,965	2,316,918
5.300%	04/15/47	270	215,934
5.400%	10/01/47	5,353	4,342,549
5.875%	01/15/24	1,025	1,027,331
6.000%	06/15/48	6,575	5,696,432
6.125%	12/15/45	210	183,514
6.250%	04/15/49	1,715	1,531,852

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	$1,722,571
5.950%	02/01/41	540	517,326
6.125%	10/15/39	790	775,711
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	2,186	2,012,245
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,029,285
2.550%	07/01/30	3,725	2,971,412
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	628,410
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	422,078
5.500%	03/01/44	3,798	3,195,921
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	3,135	1,965,473
5.050%	02/15/46	5,840	4,781,755
5.550%	06/01/45(a)	540	472,497
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,779,059
3.950%	03/01/50	2,535	1,805,530
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	686,831
4.700%	04/15/48	1,145	876,046
4.875%	06/01/25	1,785	1,752,907
4.950%	03/14/52	3,765	2,961,098
5.200%	03/01/47	6,580	5,422,281
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	3,782,768
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	814,073
3.400%	09/01/29	1,720	1,445,569
4.450%	09/01/49	3,563	2,538,780
4.950%	07/13/47	2,110	1,628,897
5.200%	07/15/48	6,325	5,068,692
6.350%	01/15/31	2,370	2,325,481
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/15/51	2,400	1,594,362
4.000%	09/15/25	2,190	2,109,849
4.300%	03/04/24	2,275	2,245,801
4.850%	03/01/48	255	210,932
4.900%	01/15/45(a)	2,882	2,340,026
5.100%	09/15/45	575	486,923
5.400%	03/04/44	2,840	2,481,109
			90,627,273
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 2.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28(a)	1,740	$1,408,407
4.050%	07/01/30	13,512	11,408,722
4.125%	05/15/29	3,500	3,037,847
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,514,395
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	10,869,492
2.900%	12/01/33	1,545	1,071,761
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	417,271
5.375%	04/15/26	12,160	11,627,793
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31(a)	2,955	2,411,172
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,104,585
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	1,245	913,715
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	6,235	5,010,797
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	13,130	11,267,421
3.250%	01/15/31(a)	3,100	2,632,585
3.400%	01/15/28	8,390	7,631,710
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	3,700	2,671,756
3.400%	01/15/30	8,720	7,121,067
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,252,103
2.700%	07/15/31	2,200	1,666,339
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	545	503,761
4.125%	08/15/30	20	16,695
4.250%	12/01/26	305	273,944
4.500%	09/01/26	3,406	3,124,000
4.625%	06/15/25	651	612,838
4.625%	12/01/29	375	325,774
5.625%	05/01/24	2,815	2,763,919
5.750%	02/01/27	65	61,225
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	20,195	16,020,516
3.100%	01/15/30	3,400	2,831,589

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	$9,414,703
			123,987,902
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	3,165	2,784,656
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	394,018
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,711,180
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	193,100
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30	1,025	718,653
			6,801,607
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	16,350	11,026,995
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	12,775	8,747,406
3.419%	04/15/33	5,000	3,836,203
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
3.400%	05/01/30	500	418,640
			24,029,244
Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	4,460	2,965,955
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,345	14,243,072
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	10,523
2.921%	03/17/52	29	20,504
			17,240,054
Telecommunications — 2.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	1,380	1,026,957
3.500%	06/01/41	14,600	10,525,652
3.500%	09/15/53	9,478	6,315,138
3.550%	09/15/55	2,264	1,486,720
3.650%	09/15/59	23,320	15,140,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	2,900	$1,769,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25(a)	6,079	4,863,360
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	1,540	1,386,000
8.750%	05/25/24	430	390,978
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	6,600	3,795,000
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	7,220	6,044,215
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/31	1,050	793,709
2.550%	02/15/31	52,390	41,502,989
3.000%	02/15/41	910	607,016
3.875%	04/15/30	2,490	2,206,628
4.500%	04/15/50	900	723,855
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	8,155	5,289,214
3.400%	03/22/41	24,310	17,795,059
			121,661,690
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	3,680	2,935,490
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	3,555	2,487,070
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	96	90,732
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71	845	596,399
			6,109,691

Total Corporate Bonds (cost $2,109,506,333)			1,972,212,652
Municipal Bonds — 1.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	719,427
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	808,917

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California — 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	$4,864,165
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,495	4,757,591
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,165	1,202,489
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,145	4,405,609
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	246,169
7.550%	04/01/39	165	202,975
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	297,526
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	729,136
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	311,951
			17,017,611
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,038,298
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	473,244
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,727	1,829,212
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	359,098
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	664,840
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	19,880	19,899,029
General Obligation Unlimited, Taxable
5.100%	06/01/33	470	446,772
			21,369,739
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	750	798,931
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan — 0.2%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	$1,605,777
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,603,340
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	4,350	3,468,826
			9,677,943
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	140,798
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,650,826
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	671,923
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	800,881
			4,123,630
New York — 0.2%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,586,541
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	731,993
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	425	432,531
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,066,567
5.770%	03/15/39	1,950	2,016,575
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,259,985
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	826,321
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	340,270
			12,260,783
North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.583%(c)	07/25/36	11,945	11,730,706

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	$1,403,515
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	170	142,980
4.800%	06/01/2111	2,205	1,866,649
			3,413,144
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	127,750
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,316,789
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,843,913
			4,288,452
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,353,366
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	166,660
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	929,888
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	568,194
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	920	696,430
			2,361,172
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	207,672
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,920,490
			3,128,162

Total Municipal Bonds (cost $101,993,315)			96,533,535
Residential Mortgage-Backed Securities — 5.5%
Banc of America Funding Corp.,
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
3.214%(c)	02/27/37	326	323,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.405%(cc)	10/20/46	23	$19,483
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
5.066%(c)	09/26/45	34	34,251
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
3.249%(c)	09/29/36	89	88,198
Series 2015-R09, Class 1A1, 144A
1.579%(cc)	12/26/46	557	556,655
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
3.861%(cc)	08/25/35	111	103,149
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.934%(c)	10/25/28	80	79,403
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.834%(c)	03/25/29	259	258,619
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.534%(c)	04/25/29	78	78,370
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.684%(c)	07/25/29	2,910	2,907,354
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
5.084%(c)	10/25/29	122	121,669
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
5.584%(c)	10/25/29	331	330,247
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
7.084%(c)	08/26/30	214	213,895
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30	325	327,071
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
6.684%(c)	06/25/30	11,421	11,398,562
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
3.781%(c)	06/25/31	411	397,230
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
3.681%(c)	09/25/31	950	883,845
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
4.431%(c)	01/26/32	2,420	2,366,452
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
5.981%(c)	01/26/32	5,870	5,478,577
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	13,397	13,329,817

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Central Park Funding Trust,
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
6.063%(c)	03/01/23	5,496	$5,439,759
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.339%(cc)	09/25/47	472	427,689
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
7.434%(c)	04/25/31	1,800	1,802,279
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
5.484%(c)	04/25/31	77	76,733
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.384%(c)	08/25/31	125	125,044
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
5.234%(c)	09/25/31	358	356,653
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
5.184%(c)	10/25/39	71	70,461
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
5.134%(c)	01/25/40	1,328	1,308,865
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.084%(c)	01/25/40	442	433,143
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
5.381%(c)	10/25/41	5,840	5,292,499
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
3.831%(c)	10/25/41	1,630	1,548,326
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/41	3,770	3,254,003
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
6.781%(c)	01/25/42	1,780	1,590,877
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
8.531%(c)	03/25/42	2,275	2,180,398
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42	730	670,739
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	05/25/35	275	216,217
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	1,521	1,457,224
Series 2022-JR01, Class A1, 144A
4.267%(cc)	10/25/66	4,126	3,932,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.784%(c)	11/25/28	2,313	$2,294,429
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	571	567,941
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
6.384%(c)	04/25/29	4,200	4,107,570
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
4.431%(c)	10/25/33	3,047	3,043,773
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
4.981%(c)	10/25/33	4,857	4,825,598
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
3.831%(c)	04/25/34	7,050	6,996,417
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
5.731%(c)	04/25/34	500	483,057
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
5.581%(c)	11/25/41	2,120	1,914,050
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	11/25/41	1,620	1,448,254
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	32	31,276
Series 2012-134, Class IL, IO
3.500%	12/25/32	320	34,549
Series 2018-16, Class MB
3.500%	07/25/46	1,101	1,047,927
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
6.384%(c)	10/25/27	408	411,375
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	1,965	1,790,064
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
5.384%(c)	01/25/50	1,747	1,599,757
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.784%(c)	01/25/50	800	791,087
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
4.934%(c)	02/25/50	3,769	3,710,645
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
8.184%(c)	06/25/50	2,702	2,728,762

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
9.084%(c)	08/25/50	6,375	$6,586,118
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
6.834%(c)	08/25/50	87	87,233
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
7.081%(c)	10/25/50	2,165	2,179,416
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50	261	261,279
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
6.184%(c)	03/25/50	35	35,223
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
6.684%(c)	07/25/50	214	214,389
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
8.334%(c)	09/25/50	1,285	1,276,978
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
6.234%(c)	09/25/50	102	101,861
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
4.931%(c)	01/25/51	120	108,439
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
4.081%(c)	01/25/51	1,471	1,404,961
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
5.781%(c)	10/25/33	4,738	4,363,049
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
5.331%(c)	01/25/34	1,740	1,543,718
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
3.931%(c)	01/25/34	964	939,904
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
5.681%(c)	10/25/41	6,590	5,892,927
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
5.931%(c)	11/25/41	4,925	4,334,002
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
5.281%(c)	08/25/33	1,684	1,372,430
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/33	1,000	811,796
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
4.331%(c)	12/25/33	15,245	13,536,888
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41	6,480	$5,553,002
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41	3,410	2,864,401
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
6.031%(c)	12/25/41	1,750	1,532,533
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
4.631%(c)	12/25/41	4,400	3,739,996
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
4.131%(c)	01/25/42	10,100	9,165,743
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
5.034%(c)	10/25/49	38	38,024
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
3.605%(cc)	03/25/35	174	112,205
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	136	135,632
Series 4289, Class WZ
3.000%	01/15/44	753	687,061
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
3.396%(cc)	10/25/33	54	52,071
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	1,949	1,940,045
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
3.224%(c)	10/26/36	1,940	1,911,560
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
3.533%(c)	03/19/35	842	815,380
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
4.734%(c)	05/25/29	518	514,625
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
7.234%(c)	10/25/30	407	407,592
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
3.881%(c)	01/25/34	1,680	1,642,576
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	01/25/34	2,685	2,526,717

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.088%(c)	07/20/60	GBP	2,000	$2,201,763
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		12,749	12,712,728
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		139	138,179
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60		1,750	1,705,515
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		1,945	1,891,436
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.721%(c)	06/30/23		7,300	7,234,644
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.834%(c)	01/25/48		205	198,601
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.634%(c)	07/25/28		214	213,507
Oaktown Re V Ltd.,
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
6.684%(c)	10/25/30		264	264,067
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
3.931%(c)	10/25/33		676	674,699
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
4.331%(c)	10/25/33		860	848,460
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.181%(c)	04/25/34		6,000	5,592,833
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
3.734%(c)	06/25/57		2,318	2,245,691
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22		10,278	9,967,336
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
5.984%(c)	02/27/24		22,948	22,453,919
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	02/25/23		6,722	6,672,802
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
5.734%(c)	08/25/25		2,422	$2,373,076
Radnor Re Ltd.,
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
5.784%(c)	03/25/28		3,410	3,383,825
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.834%(c)	06/25/29		1,573	1,569,016
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.534%(c)	01/25/30		200	197,713
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
3.931%(c)	12/27/33		874	870,599
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
3.981%(c)	12/27/33		10,874	10,641,818
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
4.131%(c)	11/25/31		4,136	4,024,700
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
5.981%(c)	11/25/31		5,500	5,157,238
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
2.238%(c)	07/30/75	EUR	2,934	2,819,942
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	1,392
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
3.164%(cc)	12/25/34		1,089	1,026,014
Series 2005-01, Class 2A
3.779%(cc)	02/25/35		800	761,240
TFS (Spain),
Series 2018-03, Class A1
0.000%	04/16/40^	EUR	—(r)	6,900
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	10/25/59		713	701,989
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		10,554	9,902,326
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
3.924%(c)	06/25/44		698	645,840
Series 2007-HY01, Class 3A3
3.208%(cc)	02/25/37		1,959	1,808,394

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
1.874%(c)	04/25/47		1,983	$1,678,251

Total Residential Mortgage-Backed Securities (cost $309,512,556)				308,582,236
Sovereign Bonds — 2.2%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		3,000	2,869,312
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,200	1,743,912
3.375%	08/20/50		1,100	726,550
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		6,495	6,281,071
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,766	870,576
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	211,844
7.375%	09/18/37		800	694,900
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	486,235
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,135	846,852
5.500%	02/22/29		8,250	7,065,609
5.950%	01/25/27		412	382,079
6.000%	07/19/28		2,579	2,329,643
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	1,310	905,125
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		1,630	1,219,012
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	345	210,013
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,256,310
1.100%	03/12/33	EUR	340	227,177
1.450%	09/18/26	EUR	2,679	2,331,492
1.750%	04/24/25	EUR	765	707,565
3.375%	07/30/25	EUR	4,161	3,994,644
3.500%	01/11/28		290	264,589
4.350%	01/11/48		710	562,753
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		1,176	1,070,289
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,609	1,400,007
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	10,530	$9,812,315
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	957	675,470
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		1,148	1,087,501
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	64,120
2.659%	05/24/31		2,145	1,645,215
4.280%	08/14/41		500	363,375
4.500%	01/31/50(a)		421	302,015
4.600%	02/10/48		514	374,353
4.750%	04/27/32(a)		2,464	2,211,440
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	821,011
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		406	262,378
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		471	426,785
4.500%	04/01/56		403	270,086
6.700%	01/26/36(a)		1,260	1,233,461
Sr. Unsub. Notes
2.252%	09/29/32		1,124	786,308
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		300	210,056
2.392%	01/23/26		115	104,204
2.783%	01/23/31(a)		3,480	2,755,290
4.125%	08/25/27		350	330,597
6.550%	03/14/37		55	56,196
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		463	421,381
9.500%	02/02/30		1,000	1,237,610
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		770	909,101
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	191,750
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		2,103	2,016,251
4.817%	03/14/49		1,319	1,216,777
5.103%	04/23/48		630	609,525
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	163,259
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	4,015	4,342,766
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		28,735	27,181,893

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		439	$364,315
4.850%	09/30/29		427	351,154
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	255	187,013
Sr. Unsec’d. Notes
3.000%	02/14/31		496	351,478
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	80,783
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	55	33,042
2.375%	04/19/27	EUR	1,105	915,639
3.500%	04/03/34	EUR	345	226,602
3.875%	10/29/35	EUR	1,513	1,016,007
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	71,126
3.875%	10/29/35	EUR	1,269	852,156
4.375%	08/22/23		1,192	1,183,283
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	47,385
2.750%	04/14/41	EUR	45	22,487
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	58,215
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	755,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,430	927,424
3.125%	05/15/27	EUR	12,329	9,832,571
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,965	1,064,004
2.125%	12/01/30		774	507,599
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		200	151,288
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24		1,015	279,633
8.994%	02/01/26(d)		1,325	274,938
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	6,310	1,122,417
7.253%	03/15/35(d)		463	84,498
7.750%	09/01/24(d)		4,640	1,278,320
8.994%	02/01/26		3,416	708,820
9.750%	11/01/30(d)		2,064	450,984
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		280	275,474
4.375%	01/23/31(a)		300	286,838
4.975%	04/20/55(a)		1,070	952,166
5.100%	06/18/50		55	50,095

Total Sovereign Bonds (cost $140,964,987)				125,502,802
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 20.2%
Federal Home Loan Mortgage Corp.
2.000%	05/01/51	4,832	$3,930,801
2.500%	03/01/51	40,480	34,204,573
2.500%	05/01/51	1,327	1,122,779
3.000%	09/01/46	1,356	1,206,908
3.000%	01/01/52	610	533,065
3.000%	02/01/52	16,419	14,346,173
3.000%	03/01/52	22,192	19,390,488
3.500%	09/01/42	126	115,789
3.500%	03/01/52	7,266	6,552,422
4.000%	09/01/40	643	613,473
4.000%	11/01/40	479	457,183
4.000%	12/01/40	358	341,791
4.000%	07/01/48	691	653,079
4.000%	04/01/52	5,877	5,459,938
4.000%	05/01/52	25,519	23,706,770
4.500%	12/01/40	210	205,895
4.500%	07/01/41	378	370,877
4.500%	03/01/42	351	344,717
4.500%	06/01/44	266	260,470
4.500%	05/01/52	10,275	9,815,763
4.500%	06/01/52	3,022	2,887,347
5.000%	06/01/52	10,928	10,658,136
5.500%	08/01/52	4,613	4,599,111
6.250%	07/15/32	820	956,800
6.750%	03/15/31	1,955	2,313,066
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	536,678
Federal National Mortgage Assoc.
2.000%	12/01/50	13,930	11,336,663
2.000%	03/01/51	17,939	14,609,807
2.000%	04/01/51	4,886	3,978,484
2.000%	05/01/51	15,987	13,014,216
2.000%	08/01/51	26,253	21,355,091
2.000%	10/01/51	4,928	4,005,655
2.000%	11/01/51	21,167	17,182,576
2.500%	TBA	22,000	18,405,664
2.500%	TBA(tt)	50,500	42,359,834
2.500%	05/01/51	4,462	3,776,346
3.000%	TBA	37,000	32,183,991
3.000%	11/01/43	1,088	972,887
3.000%	12/01/47	1,097	984,083
3.000%	10/01/51	5,217	4,566,833
3.000%	02/01/52	17,069	14,880,552
3.000%	03/01/52	60,914	53,177,352
3.500%	TBA(tt)	18,000	16,198,594
3.500%	TBA	143,500	129,044,447
3.500%	05/01/42	226	206,918
3.500%	07/01/42	366	336,593
3.500%	09/01/42	607	557,617
3.500%	09/01/42	3,146	2,889,738
3.500%	02/01/47	396	362,227
3.500%	02/01/52	10,508	9,477,283
3.500%	03/01/52	2,678	2,413,727
4.000%	09/01/40	333	317,196
4.000%	07/01/47	1,012	961,484
4.000%	09/01/47	313	296,045

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/47	1,199	$1,134,804
4.000%	11/01/47	291	276,152
4.000%	11/01/48	268	254,198
4.000%	04/01/52	18,120	16,837,029
4.000%	05/01/52(k)	58,298	54,181,892
4.500%	TBA(tt)	22,500	21,433,008
4.500%	TBA	169,000	160,789,632
4.500%	05/01/39	375	368,163
4.500%	12/01/40	586	573,667
4.500%	06/01/48	466	451,061
4.500%	06/01/52	15,319	14,634,833
5.000%	TBA	50,000	48,633,066
5.000%	05/01/52	5,312	5,184,783
5.000%	06/01/52	3,997	3,898,423
5.000%	07/01/52	21,463	20,930,294
6.625%	11/15/30	695	813,535
7.125%	01/15/30	1,250	1,481,868
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	180,242
Government National Mortgage Assoc.
2.500%	05/20/51	7,848	6,775,300
2.500%	09/20/51	49,908	43,044,625
3.000%	08/20/51	44,891	39,886,902
3.000%	09/20/51	39,754	35,322,916
3.500%	TBA	66,000	59,980,078
3.500%	09/15/41	40	37,728
3.500%	11/15/41	26	23,834
3.500%	01/15/42	5	4,399
3.500%	02/15/42	27	24,726
3.500%	03/15/42	92	85,760
3.500%	05/15/42	29	27,499
3.500%	06/15/42	18	16,832
3.500%	07/15/42	8	7,631
3.500%	07/15/42	17	16,262
3.500%	07/15/42	38	35,345
3.500%	07/15/42	43	40,408
3.500%	01/15/43	20	18,839
3.500%	02/15/43	32	29,958
3.500%	04/15/43	43	39,208
3.500%	05/15/43	7	6,594
3.500%	05/20/43	839	781,066
3.500%	07/15/43	98	90,923
3.500%	12/15/43	141	131,617
3.500%	01/15/44	22	20,547
3.500%	08/20/48	1,190	1,095,682
3.500%	09/20/48	1,985	1,826,697
3.500%	01/20/52	14,428	13,161,517
4.000%	01/20/40	132	126,070
4.000%	10/20/40	108	102,964
4.000%	02/20/41	145	138,237
4.000%	12/20/46	520	493,148
4.000%	07/20/47	45	43,142
4.000%	12/20/47	239	226,467
4.000%	01/20/48	1,571	1,490,568
4.000%	02/20/49	237	224,557
4.500%	TBA	13,500	12,921,504
4.500%	05/20/40	337	333,257
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/20/40	354	$350,127
4.500%	11/20/46	91	90,604
4.500%	08/20/48	395	383,678
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	90	65,018
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	126,124
4.148%(s)	09/15/30	805	551,900

Total U.S. Government Agency Obligations (cost $1,178,382,351)			1,137,692,903
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds
3.000%	02/15/48(a)	54,000	45,427,500
U.S. Treasury Notes
2.750%	05/31/29(k)	25,150	23,299,117

Total U.S. Treasury Obligations (cost $75,395,510)			68,726,617

Total Long-Term Investments (cost $5,277,256,405)			5,028,680,543

Shares
Short-Term Investments — 23.1%
Affiliated Mutual Fund — 1.3%
PGIM Institutional Money Market Fund (cost $74,466,339; includes $74,179,135 of cash collateral for securities on loan)(b)(we)	74,540,181	74,488,003

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
3.803%(c)	11/14/22	925	923,551
(cost $926,073)

	Shares
Unaffiliated Fund — 21.8%
Dreyfus Government Cash Management (Institutional Shares)	1,225,547,245	1,225,547,245
(cost $1,225,547,245)

Total Short-Term Investments (cost $1,300,939,657)		1,300,958,799

TOTAL INVESTMENTS—112.2% (cost $6,578,196,062)		6,329,639,342

Liabilities in excess of other assets(z) — (12.2)%		(688,920,039)

Net Assets — 100.0%		$5,640,719,303

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,652,666 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,129,878; cash collateral of $74,179,135 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 91,000,000 is 1.6% of net assets.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,526	2 Year U.S. Treasury Notes	Dec. 2022	$518,816,721	$(7,078,683)
4,487	5 Year U.S. Treasury Notes	Dec. 2022	482,387,543	(11,938,596)
1,569	20 Year U.S. Treasury Bonds	Dec. 2022	198,331,406	(12,508,947)
1,729	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	236,873,000	(15,522,655)
				(47,048,881)
Short Positions:
269	5 Year Euro-Bobl	Dec. 2022	31,570,106	823,550
254	10 Year Euro-Bund	Dec. 2022	34,474,690	1,767,031
1,234	10 Year U.S. Treasury Notes	Dec. 2022	138,285,125	2,429,947
A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
63	Euro Schatz Index	Dec. 2022	$6,616,705	$58,941
				5,079,469
				$(41,969,412)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	41,892	$45,320,599	$46,778,673	$1,458,074	$—
Canadian Dollar,
Expiring 10/04/22	The Toronto-Dominion Bank	CAD	6,708	4,905,484	4,856,045	—	(49,439)
Euro,
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	101,766	98,117,934	99,762,593	1,644,659	—
				$148,344,017	$151,397,311	3,102,733	(49,439)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	41,892	$49,532,394	$46,778,673	$2,753,721	$—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	41,892	45,346,572	46,806,429	—	(1,459,857)
Canadian Dollar,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	CAD	6,708	5,177,923	4,856,045	321,878	—
Expiring 11/02/22	The Toronto-Dominion Bank	CAD	6,708	4,904,795	4,855,685	49,110	—
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	101,766	101,703,344	99,762,593	1,940,751	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	101,766	98,322,483	99,962,680	—	(1,640,197)
				$304,987,511	$303,022,105	5,065,460	(3,100,054)
						$8,168,193	$(3,149,493)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A29